Earnings Per Share (Tables)	3 Months Ended
Mar. 31, 2014
Earnings Per Share [Abstract]
Calculation of Basic and Diluted Earning Per Share
Basic and diluted earnings per share from continuing operations for the three-month periods ended March 31, 2014 and 2013 are calculated as follows:

	Three Months Ended March 31,
	2014	2013
	(In thousands, except per share amounts)
Basic earnings per share from continuing operations
Numerator:
Net income from continuing operations	$66,004	$87,681
Net income from continuing operations attributable to noncontrolling interests	(7,652)	(5,529)
Net income from continuing operations attributable to Albemarle Corporation	$58,352	$82,152
Denominator:
Weighted-average common shares for basic earnings per share	79,735	88,719
Basic earnings per share from continuing operations	$0.73	$0.93
Diluted earnings per share from continuing operations
Numerator:
Net income from continuing operations	$66,004	$87,681
Net income from continuing operations attributable to noncontrolling interests	(7,652)	(5,529)
Net income from continuing operations attributable to Albemarle Corporation	$58,352	$82,152
Denominator:
Weighted-average common shares for basic earnings per share	79,735	88,719
Incremental shares under stock compensation plans	377	517
Total shares	80,112	89,236
Diluted earnings per share from continuing operations	$0.73	$0.92